Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
Research and development expenses	$ 3,093	$ 25	$ 128				$ 153		$ 3,246
General and administrative expenses	2,718	3,115	2,827	430	888	1,515	5,942	2,403	8,660	2,833
Total operating expenses	5,811	3,140	2,955	430	888	1,515	6,095	2,403	11,906	2,833
Operating loss	(5,811)	(3,140)	(2,955)	(430)	(888)	(1,515)	(6,095)	(2,403)	(11,906)	(2,833)
Other income (expense):
Other income (expense), net	(341)	(2,126)	(487)	3,102	(845)	(157)	(2,613)	(1,002)	(2,954)	2,145
Interest income		2	9				11		11
Interest expense	(309)	(119)	(119)	(47)			(238)		(547)	(92)
Total other (expense) income, net	(650)	(2,243)	(597)	3,055	(845)	(157)	(2,840)	(1,002)	(3,490)	2,053
Net (loss) income	$ (6,461)	$ (5,383)	$ (3,552)	$ 2,625	$ (1,733)	$ (1,672)	$ (8,935)	$ (3,405)	$ (15,396)	$ (780)
Basic earnings/(net loss) per share	$ (0.07)	$ (0.07)	$ (0.05)	$ 0.04	$ (0.03)	$ (0.03)	$ (0.12)	$ (0.05)	$ (0.20)	$ (0.01)
Diluted earnings/(net loss) per share	$ (0.07)	$ (0.07)	$ (0.05)	$ 0.01	$ (0.02)	$ (0.03)	$ (0.12)	$ (0.05)	$ (0.20)	$ (0.06)
Basic weighted-average common shares outstanding	87,155,077	73,851,440	73,829,536	65,410,172	64,626,430	64,626,430	73,840,488	64,626,430	78,311,080	64,890,548
Diluted weighted-average common shares outstanding	87,155,077	73,851,440	73,829,536	66,132,588	65,825,568	64,626,430	73,840,488	65,425,949	78,311,080	65,486,891
Comprehensive Income (loss):
Foreign currency translation adjustment	$ (116)	$ (1)	$ (23)	$ 610	$ (383)	$ (263)	$ (24)	$ (646)	$ (140)	$ 36
Total comprehensive Income (loss)	$ (6,577)	$ (5,384)	$ (3,575)	$ 3,235	$ (2,116)	$ (1,935)	$ (8,959)	$ (4,051)	$ (15,536)	$ (744)